Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 177,154	$ 123,358	$ 137,248	$ 162,465
Short-term investments	83,626	115,652
Prepayments and other current assets	8,267	11,842
Total current assets	332,184	293,928
Non-current assets:
Total assets	463,323	440,718
Current liabilities:
Accounts payable	25,432	26,407
Due to related parties	1,560	1,597
Income tax payables	5,586	2,531
Total current liabilities	128,290	119,878
Total liabilities	154,902	138,951
Commitments and contingencies
Shareholders' equity
Common shares	81	84
Treasury shares (31,619,259 shares and 49,954,204 shares as of December 31, 2021 and 2022, respectively)	12	8
Total Xunlei Limited's shareholders' equity	309,893	303,647
Total liabilities and shareholders' equity	463,323	440,718
Xunlei Limited
Current assets:
Cash and cash equivalents	32,004	32,015	$ 57,585	$ 7,683
Short-term investments	29,342	40,972
Due from group companies	5,808	107,484
Prepayments and other current assets	927	183
Total current assets	68,081	180,654
Non-current assets:
Due from group companies	200,471	92,917
Investments in subsidiaries and consolidated VIEs	49,888	36,324
Total assets	318,440	309,895
Current liabilities:
Accounts payable	55	55
Due to group companies	5,028	2,546
Due to related parties	1,560	1,506
Income tax payables	10
Accrued liabilities and other payables	1,894	2,141
Total current liabilities	8,547	6,248
Total liabilities	8,547	6,248
Commitments and contingencies
Shareholders' equity
Common shares	81	84
Treasury shares (31,619,259 shares and 49,954,204 shares as of December 31, 2021 and 2022, respectively)	12	8
Other shareholders' equity	309,800	303,555
Total Xunlei Limited's shareholders' equity	309,893	303,647
Total liabilities and shareholders' equity	$ 318,440	$ 309,895